Segments - Summary of Depreciation Expense Recognized by Operating Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Depreciation	$ 1,129	$ 1,014	$ 4,026	$ 3,372
Direct to Consumer
Segment Reporting Information [Line Items]
Depreciation	317	291	1,111	1,121
Wholesale
Segment Reporting Information [Line Items]
Depreciation	8	40	27	130
Business to Business
Segment Reporting Information [Line Items]
Depreciation	279	235	990	1,328
Other
Segment Reporting Information [Line Items]
Depreciation	$ 525	$ 448	$ 1,898	$ 793